RELATED PARTY TRANSACTIONS (Schedule of Name and Relationships with Related Parties) (Details)	12 Months Ended
Dec. 31, 2015
Hanwha Corporation [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A major shareholder of Hanwha Chemical
Hanwha Chemical [Member]
Related Party Transaction [Line Items]
Related party relationship with group	Holding company of Hanwha Solar
SolarOne Group [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A group whose significant shareholder was Hanwha Chemical	[1]
Q CELLS Japan [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
Hanwha International [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Chemical
Hancomm [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A company whose significant shareholder is Hanwha S&C
Hanwha S&C Trading (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha S&C
Q CELLS USA [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
Hanwha Europe [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
Q CELLS Korea [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
Hanwha Advanced [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Chemical
Shanghai Baowangtiansui Solar Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	Associate of Hanwha SolarOne (Shanghai) Co., Ltd.
Fenland Renewables Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	VIE	[2]
Green End Renewables Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	VIE	[2]
Hanwha Foodist [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
Hanwha S&C Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A company controlled by Hanwha Corporation
Hanwha TechM Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
ReNew Akshay Urja Pvt. Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	Joint venture of Hanwha Q CELLS Corp.
Hanwha Chemical (Thailand) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Chemical
Hanwha Chemical Malaysia Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Chemical
Hanwha Techwin [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
Hanwha Hotel & Resort Inc. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
Hanwha TechM Hungary ZRt. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha Corporation
Bt1 Enerji Ic Ve Dis Tic.San.Ve Tic.Ltd.Sti. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha S&C
Primo Gunes Enerjisi A.S. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha S&C
Burdur Enerji A.S. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha S&C
Razin Elektrik Uretim Sanayi Ve Ticaret Anonim Sirketi [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha S&C
Altinorda Enerji Ic Ve Dis Tic.San.Ve Tic.Ltd.Sti. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha S&C
Bahcesaray Enerji Ic Ve Dis Tic.San.Ve Tic.Ltd.Sti. [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha S&C
Meca Enerji Ic Ve Dis Tic.San.Ve Ticaret Limited Sirketi [Member]
Related Party Transaction [Line Items]
Related party relationship with group	A subsidiary of Hanwha S&C

[1]	All the entities within the SolarOne Group ceased to be related parties subsequent to the consummation of the Transaction on February 6, 2015.
[2]	The investments in these two entities were disposed in 2015.